INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Goodwill Acquire distribution libraries	$ 3,695,673
Impairment of intangible assets	$ 4,214,445
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Development costs		$ 3,325,000